Shareholder Report, Line Graph (Details) - USD ($)					4 Months Ended		6 Months Ended	12 Months Ended		16 Months Ended		18 Months Ended	24 Months Ended	28 Months Ended		30 Months Ended	36 Months Ended	40 Months Ended		42 Months Ended	48 Months Ended	52 Months Ended		54 Months Ended	60 Months Ended	64 Months Ended		66 Months Ended	72 Months Ended	76 Months Ended		78 Months Ended	84 Months Ended	88 Months Ended		90 Months Ended	96 Months Ended	100 Months Ended		102 Months Ended	108 Months Ended	120 Months Ended
	Apr. 07, 2017	Mar. 17, 2017	Jan. 27, 2017	Jul. 31, 2015	Jul. 31, 2017	Jul. 31, 2017	Jul. 31, 2017	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025
American Funds Short-Term Tax-Exempt Bond Fund® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Short-Term Tax-Exempt Bond Fund — Class A (with sales charge)
Accumulated Value				$ 9,751					$ 9,898				$ 9,944				$ 9,968				$ 10,276				$ 10,590				$ 10,650				$ 10,341				$ 10,382				$ 10,777	$ 11,172
American Funds Short-Term Tax-Exempt Bond Fund® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Short-Term Tax-Exempt Bond Fund — Class T (with sales charge)
Accumulated Value	$ 9,749					$ 9,829				$ 9,864				$ 10,180				$ 10,508				$ 10,583					$ 10,291				$ 10,351			$ 10,762				$ 11,174
American Funds Short-Term Tax-Exempt Bond Fund® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Short-Term Tax-Exempt Bond Fund — Class F-1
Accumulated Value				10,000					10,129				10,152				10,154				10,443				10,744				10,784				10,451				10,473				10,850	11,227
American Funds Short-Term Tax-Exempt Bond Fund® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Short-Term Tax-Exempt Bond Fund — Class F-2
Accumulated Value				10,000					10,155				10,205				10,233				10,558				10,895				10,969				10,663				10,717				11,138	11,560
American Funds Short-Term Tax-Exempt Bond Fund® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Short-Term Tax-Exempt Bond Fund — Class F-3
Accumulated Value			$ 10,000				$ 10,149					$ 10,188				$ 10,517				$ 10,860				$ 10,941				$ 10,643				$ 10,705				$ 11,134				$ 11,564
American Funds Short-Term Tax-Exempt Bond Fund® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name								American Funds Short-Term Tax-Exempt Bond Fund — Class R-6
Accumulated Value		$ 10,000			$ 10,120						$ 10,159				$ 10,488				$ 10,830				$ 10,911			$ 10,614				$ 10,676					$ 11,104				$ 11,533
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,000	10,000	10,000	10,363	10,234	10,391		10,694	10,336	10,466	10,494	10,722	11,091	11,230	11,261	10,828	11,685	11,832	11,865	11,619	12,070	12,221	12,255	12,242	11,374	11,234	11,406	12,645	11,480	11,338	11,512	11,769	11,762	11,910	11,943	11,878	11,762	11,909	11,942	12,323	12,322
Bloomberg Municipal Short 1-5 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Short 1-5 Years Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,123	$ 10,086	$ 10,162		$ 10,215	$ 10,134	$ 10,172	$ 10,211	$ 10,279	$ 10,513	$ 10,552	$ 10,592	$ 10,328	$ 10,829	$ 10,869	$ 10,911	$ 10,714	$ 10,949	$ 10,990	$ 11,032	$ 11,036	$ 10,716	$ 10,677	$ 10,757	$ 11,159	$ 10,740	$ 10,700	$ 10,781	$ 10,881	$ 11,058	$ 11,098	$ 11,141	$ 10,905	$ 11,490	$ 11,532	$ 11,577	$ 11,269	$ 11,710